Cover	May 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39425
Entity Registrant Name	CHECKMATE PHARMACEUTICALS, INC.
Entity Central Index Key	0001651431
Entity Tax Identification Number	36-4813934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	245 Main Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	682-3625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CMPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false